Business and License Acquisitions 10-K (Tables)	12 Months Ended
Jun. 05, 2012
Business and License Acquisitions [Abstract]
Allocation of purchase prices of acquisitions
The purchase prices of acquisitions during fiscal 2011 have been allocated based on fair value estimates as follows (in thousands):

		Fiscal 2012
	As Previously Reported	Adjustments	As Adjusted
Property and equipment	$137,075	$-	$137,075
Goodwill	15,571	1,348	16,919
Reacquired franchise rights	10,242	-	10,242
Other intangible assets, net of liabilities of $1,288	735	-	735
Deferred income taxes	380	(928)	(548)
Long-term debt and capital leases	(147,005)	-	(147,005)
Other net liabilities	(4,536)	-	(4,536)
Notes receivable	(1,529)	-	(1,529)
Net impact on Consolidated Balance Sheet	10,933	420	11,353

Gain on settlement of preexisting contracts, net	(4,906)	-	(4,906)
Gain on acquisitions	(1,770)	(420)	(2,190)
Net impact on Consolidated Statements of Operations	(6,676)	(420)	(7,096)
Aggregate cash purchase prices	$4,257	$-	$4,257

Operating results for acquired franchise partnerships
The table below shows operating results from the dates of acquisition (which occurred between August 4, 2010 and May 4, 2011) for the years ended June 5, 2012 and May 31, 2011 for the 109 restaurants that were acquired from franchisees in fiscal 2011 (in thousands):

	(Unaudited)
	June 5, 2012	May 31, 2011

Total revenue	$173,949	$76,068

Cost of merchandise	49,913	22,349
Payroll and related costs	61,807	25,535
Other restaurant operating costs	36,941	16,499
Depreciation	8,409	3,432
Selling, general, and administrative, net	12,557	4,431
	169,627	72,246
Income before income taxes	$4,322	$3,822

Supplemental pro forma information
The following table presents supplemental pro forma information as if the acquisition of 106 restaurants from franchise partnerships had occurred on June 2, 2010 for the year ended May 31, 2011, and June 3, 2009 for the year ended June 1, 2010 (in thousands except per-share data):

	(Unaudited)
	May 31, 2011	June 1, 2010

Total revenue	$1,375,469	$1,379,853
Net income	$45,928	$45,352
Basic earnings per share	$0.72	$0.74
Diluted earnings per share	$0.71	$0.73